Description Of Business And Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Y Segment	Dec. 31, 2011	Dec. 31, 2010
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of business segments		5
Advertising costs		$ 21,800,000	$ 23,300,000	$ 20,700,000
Restricted cash	1,190,000	1,190,000	10,213,000
Provision for doubtful accounts		14,179,000	12,586,000	10,720,000
Forgivable loans, forgiveness period, minimum		1
Forgivable loans, forgiveness period, maximum		10
Goodwill impairment charge	110,387,000	110,387,000
Unamortized capitalized software cost	12,700,000	12,700,000	9,300,000
Amortization of capitalized software cost		3,700,000	2,600,000	1,700,000
Deferred rent	$ 40,300,000	$ 40,300,000	$ 43,700,000
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Definite-lived intangible assets amortization period		1 year
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Definite-lived intangible assets amortization period		15 years
Lease provisions for renewal options (In years)		5
Furniture, Equipment, And Internal-Use Software | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful of furniture, equipment and internal use software (in years)		3 years
Furniture, Equipment, And Internal-Use Software | Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful of furniture, equipment and internal use software (in years)		7 years
Software and Software Development Costs
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful of furniture, equipment and internal use software (in years)		3 years